UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06292

UBS Investment Trust
(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York		10019-6028
(Address of principal executive offices)		(Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 1285 Avenue of the Americas New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq. Dechert LLP 1900 K Street, N.W. Washington, DC 20006

Registrant’s telephone number, including area code:		212-821 3000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2015

Item 1.  Schedule of Investments

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2015 (unaudited)

Security description	Shares	Value ($)
Common stocks—44.96%
Airlines—0.64%
Delta Air Lines, Inc.	40,511	1,738,732

Auto components—0.39%
BorgWarner, Inc.	17,643	1,061,227

Automobiles—0.34%
General Motors Co.	25,361	912,235

Banks—0.23%
U.S. Bancorp	10,257	442,179
Wells Fargo & Co.	3,278	183,437
		625,616
Beverages—0.30%
PepsiCo, Inc.	8,324	802,683

Biotechnology—3.38%
Acorda Therapeutics, Inc.*,1	18,104	551,810
Alnylam Pharmaceuticals, Inc.*,1	7,016	919,727
Atara Biotherapeutics, Inc.*,1	5,397	228,617
Bluebird Bio, Inc.*,1	604	117,327
Celgene Corp.*	18,110	2,072,508
Gilead Sciences, Inc.*	19,750	2,217,333
Lexicon Pharmaceuticals, Inc.*,1	37,066	260,572
MacroGenics, Inc.*,1	3,538	114,454
Regeneron Pharmaceuticals, Inc.*	2,630	1,348,033
Regulus Therapeutics, Inc.*,1	5,450	76,954
Vertex Pharmaceuticals, Inc.*,2	9,723	1,247,364
		9,154,699
Capital markets—1.06%
Affiliated Managers Group, Inc.*	5,990	1,339,724
Invesco Ltd.	8,740	348,114
Morgan Stanley	8,097	309,305
The Charles Schwab Corp.	27,714	877,148
		2,874,291
Chemicals—1.68%
Ecolab, Inc.	16,308	1,869,712
Monsanto Co.	4,436	518,923
Praxair, Inc.[1]	5,804	713,080

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2015 (unaudited)

Security description	Shares	Value ($)
Common stocks—(continued)
Chemicals—(concluded)
The Sherwin-Williams Co.	5,050	1,455,309
		4,557,024
Construction materials—0.11%
Martin Marietta Materials, Inc.	2,095	312,176

Consumer finance—0.32%
American Express Co.	5,746	458,071
Capital One Financial Corp.[1]	4,875	407,355
		865,426
Diversified financial services—1.30%
Citigroup, Inc.	17,727	958,676
JPMorgan Chase & Co.	15,031	988,739
McGraw Hill Financial, Inc.	15,172	1,574,095
		3,521,510
Electric utilities—0.22%
NextEra Energy, Inc.[1]	5,800	593,572

Electrical equipment—0.47%
AMETEK, Inc.	23,790	1,278,951

Electronic equipment, instruments & components—0.13%
Jabil Circuit, Inc.	14,679	360,663

Energy equipment & services—0.71%
Halliburton Co.	6,903	313,396
McDermott International, Inc.*,1	80,326	438,580
Noble Corp. PLC[1]	15,730	263,478
Schlumberger Ltd.[1]	9,900	898,623
		1,914,077
Food & staples retailing—0.22%
Rite Aid Corp.*	39,949	348,355
Walgreens Boots Alliance, Inc.	2,826	242,584
		590,939
Food products—0.72%
Mondelez International, Inc., Class A	21,375	888,986

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2015 (unaudited)

Security description	Shares	Value ($)
Common stocks—(continued)
Food products—(concluded)
The Hain Celestial Group, Inc.*,1	16,610	1,050,915
		1,939,901
Health care equipment & supplies—1.01%
Intuitive Surgical, Inc.*	2,923	1,425,694
Zimmer Holdings, Inc.	11,480	1,309,753
		2,735,447
Health care providers & services—1.32%
Catamaran Corp.*	12,780	764,883
Envision Healthcare Holdings, Inc.*	9,107	336,504
Express Scripts Holding Co.*	19,360	1,687,030
Laboratory Corp. of America Holdings*	2,756	325,070
UnitedHealth Group, Inc.	3,891	467,737
		3,581,224
Hotels, restaurants & leisure—1.91%
Las Vegas Sands Corp.	33,500	1,702,805
Starbucks Corp.	49,660	2,580,333
Yum! Brands, Inc.	10,051	905,696
		5,188,834
Industrial conglomerates—1.04%
Danaher Corp.	20,805	1,795,888
General Electric Co.	37,357	1,018,725
		2,814,613
Insurance—0.69%
ACE Ltd.[1]	3,280	349,254
Aon PLC[1]	4,050	409,941
Lincoln National Corp.	10,959	624,773
MetLife, Inc.	9,077	474,364
		1,858,332
Internet & catalog retail—1.97%
Amazon.com, Inc.*	7,826	3,359,154

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2015 (unaudited)

Security description	Shares	Value ($)
Common stocks—(continued)
Internet & catalog retail—(concluded)
The Priceline Group, Inc.*	1,680	1,969,027
		5,328,181
Internet software & services—3.59%
Facebook, Inc., Class A*	43,900	3,476,441
Google, Inc., Class A*	4,490	2,448,487
Google, Inc., Class C*	3,128	1,664,440
LinkedIn Corp., Class A*	5,170	1,007,788
Yelp, Inc.*,1	23,710	1,135,946
		9,733,102
IT services—1.67%
MasterCard, Inc., Class A	20,660	1,906,091
ServiceSource International, Inc.*	42,144	184,591
Visa, Inc., Class A	35,666	2,449,541
		4,540,223
Life sciences tools & services—0.86%
Bio-Rad Laboratories, Inc., Class A*	2,250	324,832
Thermo Fisher Scientific, Inc.	15,487	2,007,580
		2,332,412
Machinery—0.50%
Colfax Corp.*,1	5,676	286,014
Cummins, Inc.[1]	7,810	1,058,645
		1,344,659
Media—1.35%
CBS Corp., Class B	12,471	769,710
The Walt Disney Co.[1]	7,702	850,070
Time Warner Cable, Inc.	4,757	860,494
Viacom, Inc., Class B	17,780	1,189,126
		3,669,400
Multiline retail—0.27%
Macy’s, Inc.	11,079	741,739

Oil, gas & consumable fuels—0.97%
Approach Resources, Inc.*,1	17,059	119,584
Chevron Corp.	4,610	474,830

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2015 (unaudited)

Security description	Shares	Value ($)
Common stocks—(continued)
Oil, gas & consumable fuels—(concluded)
Cobalt International Energy, Inc.*,1	34,976	355,356
EOG Resources, Inc.	4,760	422,164
Gulfport Energy Corp.*	2,768	119,467
Laredo Petroleum, Inc.*,1	15,497	211,069
Oasis Petroleum, Inc.*,1	7,950	134,991
PDC Energy, Inc.*,1	7,576	451,833
SM Energy Co.	6,361	332,807
		2,622,101
Personal products—0.66%
The Estee Lauder Cos., Inc., Class A	20,356	1,779,725

Pharmaceuticals—1.95%
Actavis PLC*	9,006	2,763,131
Catalent, Inc.*	12,539	400,746
Chimerix, Inc.*,1	21,203	887,346
Eli Lilly & Co.[1]	6,656	525,158
Hospira, Inc.*	460	40,673
Impax Laboratories, Inc.*,1	9,165	430,847
Teva Pharmaceutical Industries Ltd., ADR	4,110	247,011
		5,294,912
Real estate investment trusts—0.44%
Digital Realty Trust, Inc.[1]	10,310	680,872
Simon Property Group, Inc.	2,850	516,990
		1,197,862
Road & rail—1.01%
Canadian Pacific Railway Ltd.	7,816	1,287,373
Hertz Global Holdings, Inc.*	24,259	482,512
Norfolk Southern Corp.	5,211	479,412
Union Pacific Corp.	4,815	485,882
		2,735,179
Semiconductors & semiconductor equipment—1.13%
Altera Corp.	9,516	464,857
Applied Materials, Inc.[1]	14,896	299,856
Broadcom Corp., Class A	7,798	443,316
Freescale Semiconductor Ltd.*	8,770	395,702
Mellanox Technologies Ltd.*	6,630	333,622
Micron Technology, Inc.*,1	12,364	345,327

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2015 (unaudited)

Security description	Shares	Value ($)
Common stocks—(continued)
Semiconductors & semiconductor equipment—(concluded)
NXP Semiconductors NV*	3,880	435,530
Silicon Laboratories, Inc.*,1	6,376	353,485
		3,071,695
Software—2.50%
Check Point Software Technologies Ltd.*,1	9,550	809,076
Salesforce.com, Inc.*	25,892	1,883,643
ServiceNow, Inc.*,1	18,430	1,411,922
Symantec Corp.	26,791	659,729
VMware, Inc., Class A*	13,250	1,156,990
Workday, Inc., Class A*,1	10,937	863,148
		6,784,508
Specialty retail—1.95%
Best Buy Co., Inc.[1]	8,471	293,944
The Home Depot, Inc.	24,560	2,736,475
The TJX Cos., Inc.	35,234	2,268,365
		5,298,784
Technology hardware, storage & peripherals—3.25%
Apple, Inc.	65,434	8,524,742
NetApp, Inc.	8,311	277,587
		8,802,329
Telecom carrier—0.22%
Pacific DataVision, Inc.*,3	12,348	584,554

Textiles, apparel & luxury goods—1.03%
Nike, Inc., Class B	27,430	2,788,808

Tobacco—0.29%
Philip Morris International, Inc.	9,615	798,718

Trading companies & distributors—0.83%
Fastenal Co.[1]	13,293	551,793

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2015 (unaudited)

Security description	Shares	Value ($)
Common stocks—(concluded)
Trading companies & distributors—(concluded)
United Rentals, Inc.*,1	19,100	1,698,181
		2,249,974
Wireless telecommunication services—0.33%
SBA Communications Corp., Class A*	8,082	903,649
Total common stocks (cost—$105,776,307)		121,884,686

Investment company—3.96%
iShares iBoxx $ Investment Grade Corporate Bond ETF[1] (cost—$10,994,228)	90,700	10,727,089

Preferred stock—0.00%[4]
Consumer finance—0.00%[4]
Ally Financial, Inc.[1,3,5,6] (cost—$0)	2	2,020

	Face amount ($)
US government obligations—4.12%
US Treasury Bonds
2.750%, due 11/15/42	1,075,000	1,049,133
2.875%, due 05/15/43	1,050,000	1,050,246
3.000%, due 11/15/44	250,000	256,934
3.750%, due 11/15/43	150,000	176,555
US Treasury Inflation Index Notes (TIPS)
0.125%, due 04/15/20	529,242	535,816
US Treasury Notes
0.084%, due 04/30/16[7]	2,200,000	2,200,260
0.625%, due 12/31/16	1,400,000	1,403,172
1.375%, due 04/30/20	2,425,000	2,414,202
1.500%, due 11/30/19	760,000	763,859
1.750%, due 04/30/22	350,000	347,894
2.000%, due 02/15/25	975,000	966,773
Total US government obligations (cost—$11,159,123)		11,164,844

Mortgage & agency debt securities—5.76%
Federal Home Loan Mortgage Corporation Certificates,**
5.000%, due 03/01/38	61,988	68,797
5.000%, due 11/01/38	6,907	7,651
5.500%, due 05/01/37	354,052	406,587

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Mortgage & agency debt securities—(concluded)
Federal Home Loan Mortgage Corporation Certificates**—(concluded)
5.500%, due 08/01/40	47,538	54,226
6.500%, due 08/01/28	118,418	137,808
3.000% TBA	150,000	151,389
3.500% TBA	125,000	130,047
Federal National Mortgage Association Certificates,**
4.000%, due 12/01/39	179,172	191,381
4.000%, due 02/01/41	93,523	100,184
4.000%, due 05/01/42	97,540	105,097
4.000%, due 09/01/42	50,638	54,560
4.000%, due 09/01/43	158,794	171,092
4.500%, due 09/01/37	489,290	536,221
5.000%, due 10/01/39	32,453	36,068
5.000%, due 05/01/40	40,479	45,236
5.500%, due 08/01/39	144,262	163,903
7.000%, due 08/01/32	224,990	272,391
7.500%, due 02/01/33	3,999	4,561
2.500% TBA	950,000	971,109
3.000% TBA	2,550,000	2,578,538
3.500% TBA	3,425,000	3,576,777
4.000% TBA	925,000	985,866
4.500% TBA	725,000	787,237
5.000% TBA	200,000	222,469
Government National Mortgage Association Certificates I,
4.000%, due 07/15/42	141,932	154,040
Government National Mortgage Association Certificates II,
6.000%, due 11/20/28	1,203	1,380
6.000%, due 02/20/29	2,831	3,323
6.000%, due 02/20/34	406,668	464,146
3.000% TBA	525,000	538,012
3.500% TBA	1,100,000	1,155,451
4.000% TBA	1,075,000	1,144,602
4.500% TBA	350,000	379,041
Total mortgage & agency debt securities (cost—$15,372,944)		15,599,190

Collateralized mortgage obligation—0.02%
First Horizon Mortgage Pass-Through Trust, Series 2004-FL1, Class 1A1,
0.455%, due 02/25/35[7] (cost—$63,376)	63,376	57,044

Asset-backed securities—0.65%
AmeriCredit Automobile Receivables Trust,
Series 2013-5, Class D, 2.860%, due 12/09/19	225,000	228,403
Series 2014-1, Class B, 1.680%, due 07/08/19	100,000	100,490
Series 2014-1, Class D, 2.540%, due 06/08/20	200,000	199,606
Capital Auto Receivables Asset Trust,
Series 2013-3, Class B, 2.320%, due 07/20/18	225,000	228,261
Series 2014-1, Class C, 2.840%, due 04/22/19	310,000	316,478

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Asset-backed securities—(concluded)
Ford Credit Auto Owner Trust, Series 2014-A, Class C,
1.900%, due 09/15/19	250,000	252,995
Santander Drive Auto Receivables Trust,
Series 2012-4, Class D, 3.500%, due 06/15/18	150,000	154,258
Series 2014-1, Class C, 2.360%, due 04/15/20	285,000	287,008
Total asset-backed securities (cost—$1,755,865)		1,767,499

Commercial mortgage-backed securities—1.62%
Americold LLC Trust, Series 2010-ARTA, Class C,
6.811%, due 01/14/29[3]	125,000	144,868
Boca Hotel Portfolio Trust, Series 2013-BOCA, Class C,
2.336%, due 08/15/26[3,7]	250,000	249,747
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class DPA,
3.186%, due 12/15/27[3,7]	100,000	100,206
CG-CCRE Commercial Mortgage Trust, Series 2014-FL1, Class C,
1.936%, due 06/15/31[3,7]	150,000	149,292
COMM Mortgage Trust,
Series 2014-CCRE19, Class C, 4.720%, due 08/10/47[7]	350,000	369,255
Series 2014-LC15, Class C, 4.944%, due 04/10/47[7]	350,000	382,610
Series 2015-DC1, Class A5, 3.350%, due 02/10/48	100,000	102,899
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class A4,
3.505%, due 04/15/50	250,000	261,653
CSMC Trust, Series 2015-DEAL, Class D,
3.286%, due 04/15/29[2,3,7]	125,000	125,117
Extended Stay America Trust, Series 2013-ESH7, Class B7,
3.604%, due 12/05/31[3]	225,000	228,786
FDIC Structured Sale Guaranteed Notes, Series 2010-C1, Class A,
2.980%, due 12/06/20[3]	108,509	111,128
GAHR Commericial Mortgage Trust, Series 2015-NRF, Class CFX,
3.382%, due 12/15/19[3,7]	250,000	250,541
GS Mortgage Securities Trust, Series 2014-GSFL, Class D,
4.086%, due 07/15/31[3,7]	300,000	300,081
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-FL5, Class D,
3.686%, due 07/15/31[3,7]	300,000	301,704

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial mortgage-backed securities—(concluded)
MSBAM Trust,
Series 2013-C8, Class B, 3.673%, due 12/15/48[7]	250,000	256,496
Series 2013-C10, Class C, 4.082%, due 07/15/46[7]	150,000	153,919
NLY Commercial Mortgage Trust, Series 2014-FL1, Class B,
1.936%, due 11/15/30[3,7]	175,000	174,977
Wells Fargo Commercial Mortgage Trust, Series 2015-C27, Class B,
4.139%, due 02/15/48	200,000	208,478
WF-RBS Commercial Mortgage Trust,
Series 2013-C12, Class B, 3.863%, due 03/15/48[7]	200,000	208,235
Series 2014-C23, Class C, 3.849%, due 10/15/57[7]	200,000	199,149
WFCG Commercial Mortgage Trust, Series 2015-BXRP, Class D,
2.771%, due 11/15/29[3,7]	125,000	124,885
Total commercial mortgage-backed securities (cost—$4,373,777)		4,404,026

Corporate bonds—9.34%
Aerospace & defense—0.03%
Huntington Ingalls Industries, Inc.
7.125%, due 03/15/21	75,000	80,250

Automobile OEM—0.13%
Ford Motor Co.
7.450%, due 07/16/31	186,000	242,317
General Motors Co.
6.250%, due 10/02/43	100,000	115,691
		358,008
Automotive parts—0.08%
Schaeffler Holding Finance BV
6.875%, due 08/15/18[3,8]	200,000	208,000

Banking-non-US—0.37%
Barclays Bank PLC
5.140%, due 10/14/20	110,000	121,727
Caixa Economica Federal
2.375%, due 11/06/17[3]	150,000	144,000
HSBC Holdings PLC
6.500%, due 09/15/37	100,000	124,905
Lloyds Banking Group PLC
7.500%, due 06/27/24[5,7]	200,000	212,750
Lloyds TSB Bank PLC
6.500%, due 09/14/20[3]	205,000	240,561

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds—(continued)
Banking-non-US—(concluded)
RBS Capital Trust II
6.425%, due 01/03/34[5,7]	50,000	56,875
Royal Bank of Scotland Group PLC
6.125%, due 12/15/22	100,000	110,272
		1,011,090
Banking-US—0.77%
Bank of America Corp.
4.200%, due 08/26/24	130,000	132,066
Bank of America Corp. MTN
4.000%, due 01/22/25	150,000	149,498
CIT Group, Inc.
5.500%, due 02/15/19[3]	100,000	105,625
Citigroup, Inc.
5.500%, due 09/13/25	330,000	367,918
JPMorgan Chase & Co.
3.875%, due 09/10/24	130,000	130,732
4.625%, due 05/10/21	130,000	143,158
Morgan Stanley
3.750%, due 02/25/23	75,000	77,429
4.350%, due 09/08/26	100,000	101,719
4.875%, due 11/01/22	100,000	107,910
Synchrony Financial
4.250%, due 08/15/24	80,000	82,056
The Goldman Sachs Group, Inc.
5.150%, due 05/22/45	60,000	61,235
5.750%, due 01/24/22	210,000	242,186
6.150%, due 04/01/18	175,000	195,315
Wells Fargo Bank N.A.
5.950%, due 08/26/36	160,000	199,618
		2,096,465
Building materials—0.17%
Building Materials Corp. of America
5.375%, due 11/15/24[3]	25,000	25,203
Masco Corp.
4.450%, due 04/01/25	100,000	102,625
Summit Materials LLC/Summit Materials Finance Corp.
10.500%, due 01/31/20	27,000	29,498
USG Corp.
5.875%, due 11/01/21[3]	125,000	133,437
Vulcan Materials Co.
4.500%, due 04/01/25	50,000	50,500

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds—(continued)
Building materials—(concluded)
7.500%, due 06/15/21	100,000	119,000
		460,263
Cable—0.05%
Comcast Corp.
6.300%, due 11/15/17	60,000	67,291
6.950%, due 08/15/37	60,000	79,920
		147,211
Chemicals—0.18%
CF Industries, Inc.
5.150%, due 03/15/34	100,000	104,940
INEOS Group Holdings SA
6.125%, due 08/15/18[3]	200,000	205,500
LYB International Finance BV
4.875%, due 03/15/44	70,000	70,733
Valspar Corp.
4.200%, due 01/15/22	100,000	105,919
		487,092
Commercial services—0.13%
AECOM
5.875%, due 10/15/24[3]	100,000	104,000
The ADT Corp.
3.500%, due 07/15/22	120,000	110,376
6.250%, due 10/15/21	75,000	80,437
The Priceline Group, Inc.
3.650%, due 03/15/25	50,000	50,233
		345,046
Consumer products—0.17%
Edgewell Personal Care Co.
5.500%, due 06/15/25[3]	25,000	25,000
Party City Holdings, Inc.
8.875%, due 08/01/20	100,000	107,650
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA
8.250%, due 02/15/21[9]	200,000	210,750

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds—(continued)
Consumer products—(concluded)
Spectrum Brands, Inc.
6.625%, due 11/15/22	100,000	107,250
		450,650
Consumer services—0.09%
United Rentals North America, Inc.
4.625%, due 07/15/23	50,000	50,000
6.125%, due 06/15/23	150,000	156,750
XLIT Ltd.
6.375%, due 11/15/24	40,000	48,036
		254,786
Diversified manufacturing—0.04%
WESCO Distribution, Inc.
5.375%, due 12/15/21	100,000	102,000

Electric-generation—0.14%
Calpine Corp.
6.000%, due 01/15/22[3]	125,000	133,750
NRG Energy, Inc.
6.250%, due 07/15/22	125,000	130,937
Tennessee Valley Authority
2.875%, due 09/15/24	120,000	123,336
		388,023
Electric-integrated—0.39%
Berkshire Hathaway Energy Co.
3.750%, due 11/15/23	80,000	83,377
DTE Electric Co.
3.700%, due 03/15/45	50,000	47,430
Duke Energy Corp.
3.750%, due 04/15/24	100,000	104,560
Dynegy, Inc.
7.375%, due 11/01/22[3]	100,000	106,500
E.ON International Finance BV
5.800%, due 04/30/18[3]	80,000	88,887
Exelon Generation Co. LLC
2.950%, due 01/15/20	280,000	283,934
Northern States Power Co.
2.600%, due 05/15/23	50,000	49,673

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds—(continued)
Electric-integrated—(concluded)
PPL Capital Funding, Inc.
3.950%, due 03/15/24	120,000	125,379
Southern Power Co.
5.250%, due 07/15/43	60,000	67,043
Southwestern Electric Power Co.
3.550%, due 02/15/22	105,000	109,424
		1,066,207
Energy-exploration & production—0.25%
Continental Resources, Inc.
4.900%, due 06/01/44	90,000	78,396
EP Energy LLC/Everest Acquisition Finance, Inc.
9.375%, due 05/01/20	425,000	461,656
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC
10.750%, due 10/01/20	135,000	64,125
Oasis Petroleum, Inc.
6.875%, due 03/15/22	75,000	76,688
		680,865
Energy-independent—0.27%
Anadarko Finance Co. Series B
7.500%, due 05/01/31	80,000	104,804
Anadarko Petroleum Corp.
6.200%, due 03/15/40	50,000	58,337
Chesapeake Energy Corp.
6.625%, due 08/15/20	125,000	130,600
Devon Energy Corp.
4.000%, due 07/15/21	80,000	85,031
5.600%, due 07/15/41	50,000	54,946
Key Energy Services, Inc.
6.750%, due 03/01/21	75,000	48,562
Southwestern Energy Co.
4.050%, due 01/23/20	40,000	41,440
Talisman Energy, Inc.
3.750%, due 02/01/21	80,000	79,235

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds—(continued)
Energy-independent—(concluded)
Ultra Petroleum Corp.
6.125%, due 10/01/24[3]	125,000	114,844
		717,799
Energy-integrated—0.03%
Total Capital International SA
3.750%, due 04/10/24	80,000	84,557

Energy-oilfield services—0.02%
Transocean, Inc.
6.375%, due 12/15/21[9]	50,000	47,063

Energy-refining & marketing—0.09%
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.500%, due 04/15/21	100,000	100,125
Valero Energy Corp.
6.625%, due 06/15/37	115,000	136,065
		236,190
Finance-diversified—0.12%
Bank of America Corp.
6.110%, due 01/29/37	100,000	116,451
Quicken Loans, Inc.
5.750%, due 05/01/25[3]	100,000	100,125
Ventas Realty LP/Ventas Capital Corp.
2.700%, due 04/01/20	100,000	100,950
		317,526
Finance-non-captive diversified—0.09%
Ally Financial, Inc.
4.125%, due 02/13/22	100,000	97,500
General Electric Capital Corp.
6.750%, due 03/15/32	110,000	148,233
		245,733
Finance-other—0.24%
General Electric Capital Corp. MTN
4.650%, due 10/17/21	100,000	112,115
International Lease Finance Corp.
5.875%, due 04/01/19	200,000	218,720

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds—(continued)
Finance-other—(concluded)
Navient Corp. MTN
8.000%, due 03/25/20	100,000	112,750
Springleaf Finance Corp.
5.250%, due 12/15/19	125,000	126,097
SquareTwo Financial Corp.
11.625%, due 04/01/17	100,000	74,000
		643,682
Food—0.02%
Kraft Foods Group, Inc.
5.000%, due 06/04/42	50,000	51,725

Food/beverage—0.24%
Agrokor D.D.
8.875%, due 02/01/20[3]	200,000	219,000
Anheuser-Busch InBev Worldwide, Inc.
2.500%, due 07/15/22	65,000	63,618
8.200%, due 01/15/39	60,000	91,770
Dean Foods Co.
6.500%, due 03/15/23[3]	50,000	52,000
Diamond Foods, Inc.
7.000%, due 03/15/19[3]	25,000	25,875
The Kroger Co.
3.850%, due 08/01/23	110,000	115,223
Tyson Foods, Inc.
4.875%, due 08/15/34	80,000	84,527
		652,013
Gaming—0.16%
GLP Capital LP/GLP Financing II, Inc.
4.875%, due 11/01/20	50,000	51,750
Scientific Games International, Inc.
10.000%, due 12/01/22	150,000	145,125
Shingle Springs Tribal Gaming Authority
9.750%, due 09/01/21[3]	100,000	112,000
Tunica-Biloxi Gaming Authority
9.000%, due 11/15/15[10]	15,000	7,800

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds—(continued)
Gaming—(concluded)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.375%, due 03/15/22	125,000	128,750
		445,425
Gas distributors—0.11%
Phillips 66 Partners LP
3.605%, due 02/15/25	70,000	68,833
Sempra Energy
4.050%, due 12/01/23	100,000	106,107
9.800%, due 02/15/19	90,000	114,877
		289,817
Gas pipelines—0.48%
Energy Transfer Partners LP
9.000%, due 04/15/19	140,000	171,885
Genesis Energy LP/Genesis Energy Finance Corp.
6.000%, due 05/15/23	50,000	50,625
Kinder Morgan Energy Partners LP
3.950%, due 09/01/22	145,000	146,397
5.000%, due 10/01/21	85,000	91,400
6.500%, due 09/01/39	55,000	58,437
Kinder Morgan, Inc.
5.550%, due 06/01/45	80,000	78,212
7.000%, due 02/01/18	150,000	166,315
Regency Energy Partners LP/Regency Energy Finance Corp.
5.500%, due 04/15/23	130,000	134,550
Sabine Pass Liquefaction LLC
5.625%, due 02/01/21[9]	200,000	206,500
The Williams Cos., Inc.
3.700%, due 01/15/23	120,000	117,100
Williams Partners LP
4.300%, due 03/04/24	90,000	92,178
		1,313,599
Health care—0.29%
CHS/Community Health Systems, Inc.
7.125%, due 07/15/20	200,000	213,250
HCA, Inc.
7.500%, due 02/15/22	200,000	234,000
Omnicare, Inc.
4.750%, due 12/01/22	100,000	108,500

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds—(continued)
Health care—(concluded)
Tenet Healthcare Corp.
6.000%, due 10/01/20	125,000	133,750
Zimmer Holdings, Inc.
2.700%, due 04/01/20	50,000	50,378
4.450%, due 08/15/45	50,000	48,256
		788,134
Home construction—0.08%
K. Hovnanian Enterprises, Inc.
7.250%, due 10/15/20[3]	100,000	104,500
Standard Pacific Corp.
8.375%, due 01/15/21	100,000	117,000
		221,500
Insurance-life—0.22%
CNA Financial Corp.
3.950%, due 05/15/24	100,000	102,208
Hartford Financial Services Group, Inc.
5.950%, due 10/15/36	100,000	121,181
Lincoln National Corp.
7.000%, due 06/15/40	90,000	119,806
Principal Financial Group, Inc.
8.875%, due 05/15/19	110,000	136,879
Prudential Financial, Inc. MTN
6.625%, due 12/01/37	100,000	127,388
		607,462
Insurance-personal & casualty—0.07%
HUB International Ltd.
7.875%, due 10/01/21[3]	100,000	103,250
Liberty Mutual Group, Inc.
10.750%, due 06/15/58[3,7]	50,000	78,000
		181,250
Leisure—0.03%
Royal Caribbean Cruises Ltd.
5.250%, due 11/15/22	75,000	79,125

Lodging—0.15%
Host Hotels & Resorts LP
3.750%, due 10/15/23	110,000	110,139

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds—(continued)
Lodging—(concluded)
Starwood Hotels & Resorts Worldwide, Inc.
4.500%, due 10/01/34	80,000	76,640
Wyndham Worldwide Corp.
5.625%, due 03/01/21	200,000	221,720
		408,499
Machinery—0.02%
Caterpillar, Inc.
5.200%, due 05/27/41	50,000	57,871

Media-broadcast/outdoor—0.16%
21st Century Fox America, Inc.
5.400%, due 10/01/43	25,000	28,098
6.200%, due 12/15/34	45,000	54,499
iHeartCommunications, Inc.
9.000%, due 12/15/19	150,000	147,375
Netflix, Inc.
5.875%, due 02/15/25[3]	100,000	104,500
Sirius XM Radio, Inc.
5.875%, due 10/01/20[3]	100,000	104,125
		438,597
Media-cable—0.48%
Altice SA
7.750%, due 05/15/22[3]	200,000	202,000
CCO Holdings LLC/CCO Holdings Capital Corp.
6.500%, due 04/30/21	225,000	236,672
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
6.000%, due 08/15/40	160,000	174,305
Numericable-SFR SAS
6.250%, due 05/15/24[3]	200,000	202,750
TCI Communications, Inc.
7.875%, due 02/15/26	50,000	69,315
Time Warner Cable, Inc.
6.550%, due 05/01/37	40,000	43,190
Time Warner Entertainment Co. LP
8.375%, due 03/15/23	80,000	100,477
Time Warner, Inc.
6.100%, due 07/15/40	45,000	52,776

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds—(continued)
Media-cable—(concluded)
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.500%, due 01/15/23[3]	200,000	206,250
		1,287,735
Media-non cable—0.12%
Gannett Co., Inc.
6.375%, due 10/15/23	100,000	106,500
Intelsat Jackson Holdings SA
5.500%, due 08/01/23	100,000	91,844
Intelsat Luxembourg SA
7.750%, due 06/01/21	125,000	112,813
		311,157
Media-publishing—0.02%
The McClatchy Co.
9.000%, due 12/15/22	50,000	48,750

Metals & mining—0.42%
Alcoa, Inc.
5.125%, due 10/01/24	200,000	213,500
ArcelorMittal
7.000%, due 02/25/22[9]	125,000	136,563
7.750%, due 10/15/39[9]	100,000	102,843
Barrick Gold Corp.
3.850%, due 04/01/22	170,000	168,615
Murray Energy Corp.
11.250%, due 04/15/21[3]	75,000	72,375
Steel Dynamics, Inc.
5.250%, due 04/15/23	50,000	51,125
Teck Resources Ltd.
4.750%, due 01/15/22	160,000	156,952
TMS International Corp.
7.625%, due 10/15/21[3]	150,000	149,250
Vale Overseas Ltd.
4.375%, due 01/11/22	95,000	93,189
		1,144,412
Oil & gas—0.13%
Petroleos Mexicanos
3.500%, due 07/18/18	100,000	103,125
3.500%, due 01/30/23	110,000	105,435
6.375%, due 01/23/45	80,000	86,808

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds—(continued)
Oil & gas—(concluded)
Statoil ASA
4.800%, due 11/08/43	50,000	55,070
		350,438
Oil field equipment & services—0.06%
Pacific Drilling SA
5.375%, due 06/01/20[3]	75,000	61,875
SESI LLC
7.125%, due 12/15/21	50,000	53,500
Seventy Seven Energy, Inc.
6.500%, due 07/15/22	75,000	47,063
		162,438
Packaging & containers—0.02%
Berry Plastics Corp.
5.125%, due 07/15/23	50,000	49,750

Paper & forest products—0.04%
International Paper Co.
3.800%, due 01/15/26	50,000	50,290
7.500%, due 08/15/21	50,000	62,965
		113,255
Pharmaceuticals—0.44%
AbbVie, Inc.
2.500%, due 05/14/20	70,000	69,986
Actavis Funding SCS
3.000%, due 03/12/20	130,000	131,797
3.800%, due 03/15/25	40,000	40,281
Capsugel SA
7.000%, due 05/15/19[3,8]	175,000	178,937
Celgene Corp.
4.000%, due 08/15/23	140,000	147,895
Endo Finance LLC & Endo Finco, Inc.
7.250%, due 01/15/22[3]	125,000	132,812
Mylan, Inc.
2.600%, due 06/24/18	100,000	101,259
Quintiles Transnational Corp.
4.875%, due 05/15/23[3]	50,000	50,750
Teva Pharmaceutical Finance Co. BV
2.400%, due 11/10/16	125,000	127,187

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds—(continued)
Pharmaceuticals—(concluded)
Teva Pharmaceutical Finance IV BV
3.650%, due 11/10/21	41,000	42,551
Valeant Pharmaceuticals International, Inc.
5.875%, due 05/15/23[3]	175,000	181,344
		1,204,799
Railroads—0.08%
Burlington Northern Santa Fe LLC
5.150%, due 09/01/43	110,000	123,586
6.150%, due 05/01/37	25,000	32,079
Norfolk Southern Corp.
3.250%, due 12/01/21	50,000	51,682
		207,347
Real estate investment trusts—0.11%
AvalonBay Communities, Inc. MTN
3.450%, due 06/01/25	70,000	70,917
ERP Operating LP
4.750%, due 07/15/20	35,000	38,940
Ventas Realty LP
3.500%, due 02/01/25	100,000	98,449
3.750%, due 05/01/24	90,000	91,053
		299,359
Retail-specialty—0.16%
Dollar General Corp.
3.250%, due 04/15/23	80,000	77,657
Family Tree Escrow LLC
5.750%, due 03/01/23[3]	25,000	26,375
Lowe’s Cos., Inc.
4.650%, due 04/15/42	80,000	86,825
Michaels Stores, Inc.
5.875%, due 12/15/20[3]	100,000	105,500
Petco Animal Supplies, Inc.
9.250%, due 12/01/18[3]	60,000	62,925
Wal-Mart Stores, Inc.
4.300%, due 04/22/44	60,000	62,242
		421,524
Software/services—0.05%
Xerox Corp.
3.800%, due 05/15/24	150,000	147,076

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds—(continued)
Technology-hardware—0.11%
Equinix, Inc.
5.375%, due 04/01/23	100,000	103,000
NCR Corp.
6.375%, due 12/15/23	75,000	77,250
NXP BV/NXP Funding LLC
5.750%, due 02/15/21[3]	100,000	105,500
		285,750
Technology-software—0.20%
Epicor Software Corp.
8.625%, due 05/01/19	115,000	120,175
First Data Corp.
12.625%, due 01/15/21	200,000	234,250
Infor US, Inc.
6.500%, due 05/15/22[3]	75,000	77,917
Juniper Networks, Inc.
3.300%, due 06/15/20	110,000	112,072
		544,414
Telecom-wireless—0.13%
America Movil SAB de CV
3.125%, due 07/16/22	40,000	40,174
Rogers Communications, Inc.
5.000%, due 03/15/44	140,000	146,830
Sprint Corp.
7.250%, due 09/15/21	175,000	176,094
		363,098
Telephone-integrated—0.53%
AT&T, Inc.
2.450%, due 06/30/20	220,000	217,922
CenturyLink, Inc.
6.750%, due 12/01/23	125,000	133,437
Cogent Communications Group, Inc.
5.375%, due 03/01/22[3]	75,000	75,000
Frontier Communications Corp.
8.500%, due 04/15/20	125,000	133,750
Motorola Solutions, Inc.
3.500%, due 03/01/23	180,000	174,964
Sprint Communications, Inc.
9.000%, due 11/15/18[3]	175,000	200,594

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate bonds—(concluded)
Telephone-integrated—(concluded)
Verizon Communications, Inc.
2.021%, due 09/14/18[7]	80,000	83,076
4.500%, due 09/15/20	200,000	218,131
4.522%, due 09/15/48[3]	115,000	105,057
6.400%, due 09/15/33	11,000	12,938
Windstream Services LLC
7.750%, due 10/01/21	100,000	94,500
		1,449,369
Textiles & apparel—0.02%
The William Carter Co.
5.250%, due 08/15/21	50,000	51,750

Tobacco—0.20%
Altria Group, Inc.
9.250%, due 08/06/19	130,000	165,292
9.950%, due 11/10/38	21,000	35,090
Imperial Tobacco Finance PLC
3.500%, due 02/11/23[3]	130,000	129,806
Philip Morris International, Inc.
2.900%, due 11/15/21	150,000	153,739
Reynolds American, Inc.
3.250%, due 11/01/22	50,000	49,280
		533,207
Transportation services—0.14%
FedEx Corp.
2.625%, due 08/01/22	160,000	157,968
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc.
8.125%, due 11/15/21[3]	75,000	76,313
Ryder System, Inc.
2.550%, due 06/01/19	140,000	141,412
		375,693
Total corporate bonds (cost—$25,173,645)		25,314,843

Non-US government obligations—0.36%
Chile Government International Bond
3.250%, due 09/14/21	100,000	106,250
Colombia Government International Bond
8.125%, due 05/21/24	120,000	157,500
Mexico Government International Bond
4.000%, due 10/02/23	230,000	239,200

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Non-US government obligations—(concluded)
5.550%, due 01/21/45	40,000	44,950
6.750%, due 09/27/34	30,000	39,337
Peruvian Government International Bond
7.125%, due 03/30/19	100,000	117,375
Philippine Government International Bond
10.625%, due 03/16/25	80,000	129,800
Turkey Government International Bond
6.750%, due 04/03/18	120,000	132,900
Total non-US government obligations (cost—$962,402)		967,312

Municipal bonds and notes—0.21%
California—0.10%
California (Build America Bonds)
7.550%, due 04/01/39	180,000	271,338

Illinois—0.11%
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, Taxable Pension Funding, Series A,
6.899%, due 12/01/40	55,000	64,912
State of Illinois
5.877%, due 03/01/19	225,000	245,144
		310,056
Total municipal bonds and notes (cost—$558,026)		581,394

Short-term US government obligation—1.23%
US Treasury Bill
0.037%, due 10/08/15[11] (cost—$3,324,559)	3,325,000	3,324,614

Repurchase agreement—30.89%
Repurchase agreement dated 05/29/15 with State Street Bank and Trust Co., 0.000% due 06/01/15, collateralized by $86,288,416 Federal National Mortgage Association obligations, 2.200% to 2.260% due 10/17/22; (value—$85,407,692); proceeds: $83,733,000 (cost—$83,733,000)	83,733,000	83,733,000

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2015 (unaudited)

Security description	Shares	Value ($)
Investment of cash collateral from securities loaned—1.07%
Money market fund—1.07%
UBS Private Money Market Fund LLC[12] (cost—$2,887,935)	2,887,935	2,887,935
Total investments (cost—$266,135,187)[13]—104.19%		282,415,496
Liabilities in excess of other assets—(4.19)%		(11,346,296)
Net assets—100.00%		$271,069,200

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$18,905,902
Gross unrealized depreciation	(2,625,593)
Net unrealized appreciation	$16,280,309

Futures contracts

Number of contracts		Expiration date	Cost($)	Current value($)	Unrealized appreciation (depreciation)($)
Index futures buy contracts:
93	Russell 2000 Mini Index Futures	June 2015	11,402,488	11,571,990	169,502
449	S&P 500 E-Mini Index Futures	June 2015	45,843,910	47,279,700	1,435,790
US Treasuy futures buy contracts:
33	Ultra Long US Treasury Bond Futures	September 2015	5,200,379	5,289,281	88,902
129	US Treasury Note 10 Year Futures	September 2015	16,353,949	16,471,688	117,739
			78,800,726	80,612,659	1,811,933

Proceeds ($)
US Treasury futures sell contracts:
470	US Treasury Note 5 Year Futures	September 2015	55,960,002	56,271,485	(311,483)
1,500,450

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2015 (unaudited)

Total return swap agreement10

Counterparty	Notional amount($)	Termination date	Payments made by the Fund[14]	Payments received by the Fund($)[14,15]	Upfront payments ($)	Value($)	Unrealized Appreciation($)
Morgan Stanley	1,000,000	06/22/2015	3 month USD LIBOR	—	—	7,402	7,402

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of May 31, 2015 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments	Other significant observable inputs	Unobservable inputs
Description	(Level 1) ($)	(Level 2) ($)	(Level 3) ($)	Total ($)
Assets
Common stocks	121,300,132	584,554	—	121,884,686
Investment company	10,727,089	—	—	10,727,089
Preferred stock	—	2,020	—	2,020
US government obligations	—	11,164,844	—	11,164,844
Mortgage & agency debt securities	—	15,599,190	—	15,599,190
Collateralized mortgage obligation	—	57,044	—	57,044
Asset-backed securities	—	1,767,499	—	1,767,499
Commercial mortgage-backed securities	—	4,404,026	—	4,404,026
Corporate bonds	—	25,314,843	—	25,314,843
Non-US government obligations	—	967,312	—	967,312
Municipal bonds and notes	—	581,394	—	581,394
Short-term US government obligation	—	3,324,614	—	3,324,614
Repurchase agreement	—	83,733,000	—	83,733,000
Investment of cash collateral from securities loaned	—	2,887,935	—	2,887,935
Futures contracts	1,811,933	—	—	1,811,933
Swap agreements	—	7,402	—	7,402
Total	133,839,154	150,395,677	—	284,234,831

Liabilities
Futures contracts	(311,483)	––	—	(311,483)

At May 31, 2015, there were no transfers between Level 1 and Level 2.

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2015 (unaudited)

Issuer breakdown by country or territory of origin

	Percentage of total investments(%)
United States	94.3
Canada	1.1
Ireland	1.0
United Kingdom	0.6
Israel	0.5
Luxembourg	0.4
Curacao	0.4
Netherlands	0.3
Bermuda	0.3
Mexico	0.2
Panama	0.2
Switzerland	0.1
France	0.1
Croatia	0.1
Germany	0.1
Cayman Islands	0.1
Colombia	0.1
Brazil	0.1
Turkey	0.0	†
Philippines	0.0	†
Peru	0.0	†
Chile	0.0	†
Liberia	0.0	†
Marshall Islands	0.0	†
Norway	0.0	†
Total	100.0

†  Amount represents less than 0.05%

Portfolio footnotes

*	Non-income producing security.
**

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

1	Security, or portion thereof, was on loan at May 31, 2015.
2	Security is being fair valued by a valuation committee under the direction of the board of trustees.
3

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 2.91% of net assets as of May 31, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

4	Amount represents less than 0.005%.
5	Perpetual investment. The maturity date reflects the next call date.
6	Cumulative preferred stock. The next call date is June 29, 2015.
7	Variable or floating rate security. The interest rate shown is the current rate as of May 31, 2015 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
8	Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer.
9	Step bond that converts to the noted fixed rate at a designated future date.
10	Illiquid investment as of May 31, 2015.
11	Rates shown are the discount rates at date of purchase.
12

Investment in affiliated company. The table below details the Fund’s transaction activity in affiliated issuers for the nine months ended May 31, 2015. The advisor earns a management fee from UBS Private Money Market Fund LLC. Please see notes to financial statements in the most recent shareholder report for further information.

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2015 (unaudited)

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the nine
		nine months	nine months		months
Security	Value at	ended	ended	Value at	ended
description	08/31/14($)	05/31/15($)	05/31/15($)	05/31/15($)	05/31/15($)
UBS Private Money Market Fund LLC	3,160,037	83,868,491	84,140,593	2,887,935	350

13	Includes $18,793,615 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $2,887,935 and non-cash collateral of $16,494,135.
14	Payments made or received are based on the notional amount.
15	Payment is based on the performance of the underlying IBOXX Liquid High Yield Index.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated February 28, 2015.

Portfolio acronyms

ADR	American Depositary Receipt
FDIC	Federal Deposit Insurance Corporation
GS	Goldman Sachs
MTN	Medium Term Note
OEM	Original Equipment Manufacturer
TBA

(To Be Announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

TIPS

Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

The Fund calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. The Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the Fund’s net asset value per share will be calculated as of the time trading was halted.

The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities.  The Fund normally obtains market values for its investments from independent pricing sources and broker-dealers.  Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized evaluation systems that derive values based on comparable investments.  An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluation by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments.  Investments also may be valued based on appraisals derived from information concerning the investments or similar investments received from recognized dealers in those holdings.

Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation.  Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price.  In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM” or the “Advisor”), the investment advisor of the Fund.  UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry.  If a market value is not readily available from an independent pricing source for a particular security, that investment is valued at fair value as determined in good faith by or under the direction of the Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of an instrument’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-US securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, these securities are fair valued.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt-instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies are also valued at the daily net asset value. Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available. In the event that the market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

The Board has delegated to the UBS Global AM Global Valuation Committee (“GVC”) the responsibility for making fair value determinations with respect to the Fund’s holdings. The GVC is comprised of representatives of management, including members of the investment team. The GVC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the GVC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the GVC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews of securities valuations.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of the Fund’s Schedule of investments.

In January 2013, Accounting Standards Update 2013-01 (“ASU 2013-01”), “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”, replaced Accounting Standards Update 2011-11 (“ASU 2011-11”), “Disclosures about Offsetting Assets and Liabilities”. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase and reverse repurchase agreements, and securities lending and borrowing transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated February 28, 2015.

Item 2.  Controls and Procedures.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)               Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Investment Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	July 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	July 30, 2015

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	July 30, 2015